SIGNIFICANT ACCOUNTING POLICIES - Exchange rate (Details)	12 Months Ended
	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
SIGNIFICANT ACCOUNTING POLICIES
Year end exchange rate, U.S. dollar into Colombian pesos	4,810.20	3,981.16	3,432.50	4,810.20	3,981.16
Average rate for the period ended, U.S. dollar into Colombian pesos	4,257.12	3,747.24	3,691.27